Segmented Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segmented Reporting	SEGMENTED REPORTING
Hydro One has three reportable segments:
•The Transmission Segment, which comprises the transmission of high voltage electricity across the province, interconnecting local distribution companies and certain large directly connected industrial customers throughout the Ontario electricity grid;
•The Distribution Segment, which comprises the delivery of electricity to end customers and certain other municipal electricity distributors; and
•Other Segment, which includes certain corporate activities. The Other Segment includes the DTA which arose from the revaluation of the tax bases of Hydro One’s assets to fair market value when the Company transitioned from the provincial payments in lieu of tax regime to the federal tax regime at the time of Hydro One’s initial public offering in 2015. This DTA is not required to be shared with ratepayers, the Company considers it to not be part of the regulated transmission and distribution segment assets, and it is included in the other segment.
The designation of segments has been based on a combination of regulatory status and the nature of the services provided. Operating segments of the Company are determined based on information used by the chief operating decision-maker in deciding how to allocate resources and evaluate the performance of each of the segments. The Company evaluates segment performance based on income before financing charges and income tax expense from continuing operations (excluding certain allocated corporate governance costs).

Year ended December 31, 2022 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,080	5,660	—	7,740
Purchased power	—	3,724	—	3,724
Operation, maintenance and administration	464	744	18	1,226
Depreciation, amortization and asset removal costs	509	448	—	957
Income (loss) before financing charges and income tax expense	1,107	744	(18)	1,833

Capital investments	1,209	899	—	2,108

Year ended December 31, 2021 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,826	5,359	—	7,185
Purchased power	—	3,579	—	3,579
Operation, maintenance and administration	414	664	3	1,081
Depreciation, amortization and asset removal costs	485	428	—	913
Income (loss) before financing charges and income tax expense	927	688	(3)	1,612

Capital investments	1,320	784	—	2,104
Total Assets by Segment:

As at December 31 (millions of dollars)	2022	2021
Transmission	18,747	18,109
Distribution	11,880	11,475
Other	663	637
Total assets	31,290	30,221
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2022	2021
Transmission	157	157
Distribution	216	216
Total goodwill	373	373
All revenues, assets and substantially all costs, as the case may be, are earned, held or incurred in Canada.